Patient Service Revenue (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	$ 2,678,112	$ 2,264,002
Medicare ESRD program
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	1,200,772	1,094,338
Hospitals
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	213,951	112,701
Private
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	1,134,161	947,477
Medicaid and other government sources
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	$ 129,228	$ 109,486